Credit Facility (Tables)	12 Months Ended
Apr. 28, 2012
Credit Facility

Selected information related to the Company’s 2012 Amended Credit Facility, 2011 Amended Credit Facility and 2009 Credit Facility:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Credit facility at period end	$324,200	313,100	260,400
Average balance outstanding during the period	$306,038	338,971	107,504
Maximum borrowings outstanding during the period	$582,000	622,800	512,500
Weighted average interest rate during the period	3.34%	4.30%	4.38%
Interest rate at end of period	3.32%	5.13%	4.13%